OTHER LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Current other liabilities	$ 262	$ 1,372
Noncurrent other liabilities	375	532
Total other liabilities	637	1,904
Lease Obligations
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total other liabilities	582	739
Loan Obligations
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total other liabilities	33	263
Flow-through Share Premium Obligation
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total other liabilities	$ 22	$ 902